Finance Receivables (Details Narrative 2) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended													9 Months Ended	0 Months Ended				12 Months Ended	0 Months Ended			0 Months Ended			0 Months Ended		1 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 05, 2012	Dec. 31, 2013 Life Science Royalty Purchases [Member]	Sep. 30, 2013 Life Science Royalty Purchases [Member]	Dec. 31, 2013 Life Science Term Loans [Member]	Sep. 30, 2013 Life Science Term Loans [Member]	Dec. 31, 2012 Life Science Term Loans [Member]	Dec. 31, 2013 SWK Funding LLC [Member]	Sep. 30, 2013 SWK Funding LLC [Member]	Dec. 05, 2012 SWK Funding LLC [Member]	Dec. 05, 2012 A Client Of SWK Advisors [Member]	Sep. 06, 2013 Loan Credit Agreement [Member]	Sep. 30, 2013 Minimum [Member]	Aug. 08, 2013 Tribute Term Loan [Member]	Dec. 31, 2013 Tribute Term Loan [Member]	Dec. 31, 2013 Tribute Term Loan [Member] Marketable Securities [Member]	Aug. 08, 2013 Tribute Term Loan [Member] Marketable Securities [Member]	Dec. 31, 2013 Tribute Term Loan [Member] Revenue [Member]	Feb. 04, 2014 Tribute Term Loan [Member] Subsequent Event [Member]	Aug. 08, 2013 Tribute Term Loan [Member] Minimum [Member]	Dec. 31, 2013 Tribute [Member]	Feb. 04, 2014 Tribute [Member] Subsequent Event [Member]	Apr. 05, 2013 Besivance [Member]	Apr. 05, 2013 Besivance [Member] Bess Royalty [Member]	Dec. 10, 2013 Dental Products Company [Member]	Dec. 31, 2013 Dental Products Company [Member] Marketable Securities [Member]	Dec. 31, 2013 Dental Products Company [Member] Revenue [Member]	Jun. 12, 2013 TRT [Member]	Dec. 31, 2013 TRT [Member]	Dec. 13, 2013 Syn Cardia Systems [Member]	Dec. 31, 2013 Syn Cardia Systems [Member] Revenue [Member]	Dec. 13, 2013 Syn Cardia Systems [Member] Second Lien Loan [Member]	Dec. 31, 2013 Syn Cardia Systems [Member] Second Lien Loan [Member] Revenue [Member]	Dec. 13, 2013 Syn Cardia Systems [Member] Minimum [Member]
Debt Instrument, Face Amount					$ 22,500						$ 6,500	$ 6,500	$ 19,000	$ 3,500
Loan Commitment Assigned by Wholly-Owned Subsidiary of the Company	12,500	12,500	12,500										19,000	3,500
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum			16.00%													16.00%
Loan Exit Fee Which the Lenders are Entitled to	2,000	2,000	2,000									577
Interest Income, Other	335	1,002	1,591																		366					795				51		176		32		79
Accretion of Exit Fee	70	214	578
Financing Receivable, Net	20,179	20,179	29,286	6,500		7,866	7,909	21,420	12,270	6,500							8,000							2,000				6,000					16,000		6,000
Payments to Acquire Notes Receivable																	6,000					2,000			2,000
Receivable with Imputed Interest, Effective Yield (Interest Rate)																							13.50%					14.00%									13.50%
Class of Warrant or Right, Outstanding (in Shares)																		755,794				347,222						225
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)																		0.60				0.432
Warrants and Rights Outstanding	288	288	292	0											292				204	334									0
Fair Value Adjustment of Warrants		56	60																		131
Payments to Acquire Finance Receivables			29,630	6,500																													4,000
Finance Receivable, Maximum Facility Agreement Capacity																																	22,000
Advances to Affiliates, Maximum Rights, Capacity																																	1,500
Receivable with Imputed Interest, Discount																																	60
Payments for Fees																												60					40		90
Financing Receivable, Gross																																			10,000
Investment Owned, Balance, Shares (in Shares)																																			40,000
Investment Owned, Percent of Net Assets																																			0.05%
Total Cost of Royalty Stream																										15,000					2,000
Company Funded Royalty Stream																										6,000
Royalty Stream Contingent Consideration, Paid By Third Party																											1,000
Royalty Stream Contingent Consideration, Liability																															$ 1,250	$ 1,250